Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mairs & Power Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Mairs & Power Growth Fund
Account Value	$ 29,100	$ 24,328	$ 19,051	$ 24,138		$ 18,672	$ 16,005	$ 12,465	$ 13,031	$ 11,183	$ 9,693	$ 10,000
Mairs & Power Balanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Mairs & Power Balanced Fund
Account Value	$ 19,631	17,912	15,798	18,566		15,695	14,211	11,811	12,151	10,859	9,746	10,000
Mairs & Power Small Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Mairs & Power Small Cap Fund
Account Value	$ 20,689	19,291	17,372	20,183		16,019	14,726	12,157	13,059	12,132	9,532	10,000
Mairs & Power Minnesota Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Mairs & Power Minnesota Municipal Bond ETF
Account Value	$ 9,396	9,361	8,893	10,129	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138	10,000
Mairs & Power Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mairs & Power Blended Index
Account Value	$ 22,785	19,811	16,824	20,029		17,302	15,005	12,236	12,552	10,971	10,113	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,465	10,845	12,548		12,772	11,725	10,688	10,732	10,320	10,015	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494		20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 21,223	19,028	16,273	20,453		17,813	14,849	11,830	13,294	11,595	9,559	10,000
S&P SmallCap 600 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Total Return Index
Account Value	$ 23,579	21,692	18,692	22,278		$ 17,567	$ 15,785	$ 12,856	$ 14,048	$ 12,406	$ 9,803	$ 10,000
Bloomberg Municipal Bond Index: Minnesota [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index: Minnesota
Account Value	$ 9,908	$ 9,837	$ 9,362	$ 10,106	$ 10,000